Capital Structure (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		72 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 item	Sep. 30, 2013	Aug. 31, 2013	Dec. 24, 2012	Jun. 20, 2012	Dec. 31, 2011	Dec. 31, 2012 Officers	Dec. 31, 2012 Convertible and redeemable preferred stock	Dec. 31, 2011 Convertible and redeemable preferred stock	Dec. 31, 2012 Convertible and redeemable preferred stock	Dec. 31, 2012 Series A Preferred Stock item	Dec. 24, 2012 Series A Preferred Stock	Jun. 20, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2012 Series A-1 Preferred Stock item	Dec. 24, 2012 Series A-1 Preferred Stock	Jun. 20, 2012 Series A-1 Preferred Stock	Dec. 31, 2011 Series A-1 Preferred Stock	Dec. 31, 2012 Series B Preferred Stock item	Dec. 24, 2012 Series B Preferred Stock	Jun. 20, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2012 Series B-1 Preferred Stock item	Dec. 24, 2012 Series B-1 Preferred Stock	Jun. 20, 2012 Series B-1 Preferred Stock	Dec. 31, 2011 Series B-1 Preferred Stock	Dec. 31, 2012 Junior Series A Preferred Stock	Dec. 24, 2012 Junior Series A Preferred Stock	Jun. 20, 2012 Junior Series A Preferred Stock	Dec. 31, 2011 Junior Series A Preferred Stock
Capital structure
Authorized shares of common stock	155,864,851	200,000,000	200,000,000	155,864,851	155,769,651	155,544,651
Authorized shares of preferred stock											73,094,000	73,094,000	73,094,000	73,094,000	18,480,000	18,480,000	18,480,000	18,480,000	42,320,200	42,320,200	42,225,000	42,000,000	700,000	700,000	700,000	700,000
Authorized shares of preferred stock			5,000,000																								3,000,000	3,000,000	3,000,000	3,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, votes per share held	1
Common stock, shares issued	1,469,798	31,250,817				1,451,294	677,964
Common stock, shares outstanding	1,469,798	31,250,817				1,451,294
Vesting percentage of restricted stock	100.00%
Preferred stock, votes per share of common stock into which it could be converted											1				1				1				1
Dividend declared (in dollars per share)								$ 0.00	$ 0.00	$ 0.00
Cash dividend accrual rate before Series B Original Issue Date (in dollars per share)											$ 0.08				$ 0.08
Cash dividend annual accrual rate for shares outstanding as of the Series B Original Issue Date after that date (in dollars per share)											$ 0.04				$ 0.04
Cash dividend annual accrual rate for shares issued on or after Series B Original Issue Date (in dollars per share)											$ 0.04				$ 0.04				$ 0.04				$ 0.04
Stock dividend annual accrual rate per share after Series B Original Issue Date											0.04				0.04				0.04				0.04
Original Issue Price (in dollars per share)											$ 1				$ 1				$ 1				$ 1				$ 1
Multiplier used to determine liquidation preference of preferred stock											2				2				2.65
Minimum percentage of outstanding shares of preferred stock that must elect in favor to prevent consideration of a change in control of the entity as a deemed liquidation event																			60.00%
Conversion Price (in dollar per share)											$ 1.00				$ 1.00				$ 1.00				$ 1.00
Minimum proceeds of an underwritten public offering, net of underwriting discount and commissions to trigger automatic conversion of preferred stock into shares of common stock	$ 40.0
Minimum percentage of outstanding shares of preferred stock that must agree by vote or written consent for mandatory conversion																			60.00%
Minimum percentage of outstanding shares of preferred stock that must elect in favor to prevent treatment of a transaction involving the issuance or sale of additional shares of common stock as a qualified financing																			60.00%
Number of shares of common stock issued on conversion of each share of preferred stock											1								1